Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 23, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Reverse stock split	1-for-50
Common stock, shares authorized	100,136,341
Realized foreign currency transaction gain (loss)		$ (4,000)	$ 300	$ 2,000	$ 40,000
Unrealized foreign currency transaction loss		1,087,000	$ 105,000	799,000	971,000
Fair value measurement of digital assets loss				406,000
Fair value measurement of digital assets gain				158,000
Goodwill		$ 18,044,215		$ 18,044,215	$ 18,044,215
Distributed Storage Solutions PTY LTD [Member]
Goodwill						$ 18,000,000.0
Minimum [Member]
Estimated useful lives				1 year
Maximum [Member]
Estimated useful lives				20 years
Common Class A [Member]
Common stock, shares authorized	100,000,000
Common Class B [Member]
Common stock, shares authorized	136,341